ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2023
Yamana Gold Inc.
ACQUISITIONS
Schedule of aggregate purchase consideration for the acquired assets, net of the assumed liabilities

Fair value of common shares issued	$1,858,219
Cash	1,001,291
Fair value of previously held 50% interest	2,697,604
$5,557,114

Schedule of allocation of the purchase price to assets acquired and liabilities assumed

	Preliminary(i)	Adjustments	Final
Cash and cash equivalents	$1,049	$—	$1,049
Inventories	165,423	—	165,423
Other current assets	29,890	—	29,890
Property, plant and mine development	4,949,392	(1,183,876)	3,765,516
Goodwill	2,078,562	803,666	2,882,228
Other assets	330,215	(96,940)	233,275
Accounts payable and accrued and other liabilities	(117,905)	—	(117,905)
Reclamation provision	(203,341)	(4,950)	(208,291)
Deferred income and mining tax liabilities	(1,646,500)	482,100	(1,164,400)
Other liabilities	(29,671)	—	(29,671)
Total assets acquired, net of liabilities assumed	$5,557,114	$—	$5,557,114

Note:

(i) Estimates of the fair value of assets acquired and liabilities assumed are presented as reported in the Company’s condensed interim consolidated financial statements as at March 31, 2023.

Kirkland Lake
ACQUISITIONS
Schedule of aggregate purchase consideration for the acquired assets, net of the assumed liabilities

Fair value of common shares issued	$10,268,584
Fair value of replacement share based compensation issued	14,522
$10,283,106

Schedule of allocation of the purchase price to assets acquired and liabilities assumed

	Preliminary(i)	Adjustments	Final
Cash and cash equivalents	$838,732	$—	$838,732
Inventories	384,678	(35,402)	349,276
Other current assets	100,094	—	100,094
Property, plant and mine development	10,086,336	341,935	10,428,271
Goodwill	1,804,459	(168,128)	1,636,331
Other assets	143,415	(1,628)	141,787
Accounts payable and accrued and other liabilities	(235,778)	—	(235,778)
Reclamation provision	(175,839)	(52,289)	(228,128)
Deferred income and mining tax liabilities	(2,639,353)	(84,488)	(2,723,841)
Other liabilities	(23,638)	—	(23,638)
Total assets acquired, net of liabilities assumed	$10,283,106	$—	$10,283,106

Note:

(i) Estimates of the fair value of assets acquired and liabilities assumed are presented as reported in the Company’s condensed interim consolidated financial statements as at March 31, 2022.